                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-05867

Exact name of registrant as specified in charter:    Oppenheimer Multi-State
                                                     Municipal Trust

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             07/31

Date of reporting period:                            07/01/2009-06/30/2010

Item 1. Proxy Voting Record: Please note that the Oppenheimer New Jersey
        Municipal Fund and the Oppenheimer Pennsylvania Municipal Fund held no voting securities during the period covered by this report.  No records are attached for those series.

=================== OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS ==================

Delta Air Lines, Inc.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 30, 2010   Meeting Type: Annual
Record Date:  MAY 3, 2010

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Richard H. Anderson        For       For        Management
2     Elect Director Edward H. Bastian          For       For        Management
3     Elect Director Roy J. Bostock             For       For        Management
4     Elect Director John S. Brinzo             For       For        Management
5     Elect Director Daniel A. Carp             For       For        Management
6     Elect Director John M. Engler             For       For        Management
7     Elect Director Mickey P. Foret            For       For        Management
8     Elect Director David R. Goode             For       For        Management
9     Elect Director Paula Rosput Reynolds      For       For        Management
10    Elect Director Kenneth C. Rogers          For       For        Management
11    Elect Director Rodney E. Slater           For       For        Management
12    Elect Director Douglas M. Steenland       For       For        Management
13    Elect Director Kenneth B. Woodrow         For       For        Management
14    Ratify Auditors                           For       For        Management
15    Provide for Cumulative Voting             Against   Against    Shareholder

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Multi-State Municipal Trust, on behalf of Oppenheimer
             New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal Fund,
             and Oppenheimer Rochester National Municipals

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 23, 2010

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact